Artisan Select Equity Fund Expense Example - Artisan Select Equity Fund	Sep. 30, 2024 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 128
Expense Example, with Redemption, 3 Years	790
Expense Example, with Redemption, 5 Years	1,477
Expense Example, with Redemption, 10 Years	3,309
Advisor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	925
Expense Example, with Redemption, 5 Years	1,751
Expense Example, with Redemption, 10 Years	3,900
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	370
Expense Example, with Redemption, 5 Years	647
Expense Example, with Redemption, 10 Years	$ 1,436